Discontinued Operations, Assets Held for Sale and Asset Sale Transaction - Narrative (Detail) - USD ($)		2 Months Ended	3 Months Ended		9 Months Ended
	Jul. 18, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale of assets			$ (208,000)	$ 0	$ (208,000)	$ 0
NeoForce Holdings Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from the sale of business	$ 720,000	$ 142,000
Total sales proceeds	977,000
Accounts receivable	257,000	$ 115,000	$ 115,000		$ 115,000
Loss on sale of assets	208,000
Assets held for sale	$ 1,185,000